Schedule of movements of allowance for doubtful accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Beginning balance	$ 2,504
Addition		2,463
Exchange rate effect	(66)	41
Ending balance	$ 2,438	$ 2,504